UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-23476

 NAME OF REGISTRANT:                     DoubleLine Yield Opportunities
                                         Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 2002 N. Tampa St. Suite 200
                                         Tampa, FL 33602

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Ronald R. Redell
                                         c/o DoubleLine Capital LP
                                         2002 N. Tampa St. Suite 200
                                         Tampa, FL 33602

 REGISTRANT'S TELEPHONE NUMBER:          213-633-8200

 DATE OF FISCAL YEAR END:                09/30

 DATE OF REPORTING PERIOD:               07/01/2021 - 06/30/2022


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

DoubleLine Yield Opportunities Fund
--------------------------------------------------------------------------------------------------------------------------
 AGNC INVESTMENT CORP.                                                                       Agenda Number:  935560056
--------------------------------------------------------------------------------------------------------------------------
        Security:  00123Q104
    Meeting Type:  Annual
    Meeting Date:  21-Apr-2022
          Ticker:  AGNC
            ISIN:  US00123Q1040
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: Donna J. Blank                      Mgmt          For                            For

1B.    Election of Director: Morris A. Davis                     Mgmt          For                            For

1C.    Election of Director: Peter J. Federico                   Mgmt          For                            For

1D.    Election of Director: John D. Fisk                        Mgmt          For                            For

1E.    Election of Director: Andrew A. Johnson,                  Mgmt          For                            For
       Jr.

1F.    Election of Director: Gary D. Kain                        Mgmt          For                            For

1G.    Election of Director: Prue B. Larocca                     Mgmt          For                            For

1H.    Election of Director: Paul E. Mullings                    Mgmt          For                            For

1I.    Election of Director: Frances R. Spark                    Mgmt          For                            For

2.     Advisory vote to approve the compensation                 Mgmt          For                            For
       of our named executive officers.

3.     Ratification of appointment of Ernst &                    Mgmt          For                            For
       Young LLP as our independent public
       accountant for the year ending December 31,
       2022.

4A.    Approve amendment to our Amended and                      Mgmt          For                            For
       Restated Certificate of Incorporation
       eliminating supermajority voting
       requirements for stockholders to: amend
       certain provisions of our Amended and
       Restated Certificate of Incorporation.

4B.    Approve amendment to our Amended and                      Mgmt          For                            For
       Restated Certificate of Incorporation
       eliminating supermajority voting
       requirements for stockholders to: amend our
       Fourth Amended and Restated Bylaws.

4C.    Approve amendment to our Amended and                      Mgmt          For                            For
       Restated Certificate of Incorporation
       eliminating supermajority voting
       requirements for stockholders to: remove
       directors.




--------------------------------------------------------------------------------------------------------------------------
 ALPHA HOLDING S.A. DE C.V.                                                                  Agenda Number:  935548240
--------------------------------------------------------------------------------------------------------------------------
        Security:  P1000TAA5
    Meeting Type:  Consent
    Meeting Date:  09-Mar-2022
          Ticker:
            ISIN:  USP1000TAA53
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     VOTE ON THE PLAN (FOR = ACCEPT, AGAINST =                 Mgmt          For
       REJECT)(ABSTAIN VOTES DO NOT COUNT).

2.     OPT-OUT: OPT OUT OF TRANSFERING ITS                       Mgmt          Against
       PRESERVED NOTEHOLDER CLAIMS TO THE ALPHA
       NOTEHOLDER CLAIMS TRUST (FOR = OPT OUT,
       AGAINST OR ABSTAIN = DO NOT OPT OUT)

3.     OPT-OUT: OPT OUT OF THE RELEASES IN ARTICLE               Mgmt          Against
       X.B OF THE PLAN (FOR = OPT OUT, AGAINST OR
       ABSTAIN = DO NOT OPT OUT).




--------------------------------------------------------------------------------------------------------------------------
 ALPHA HOLDING S.A. DE C.V.                                                                  Agenda Number:  935548240
--------------------------------------------------------------------------------------------------------------------------
        Security:  P1000TAB3
    Meeting Type:  Consent
    Meeting Date:  09-Mar-2022
          Ticker:
            ISIN:  USP1000TAB37
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     VOTE ON THE PLAN (FOR = ACCEPT, AGAINST =                 Mgmt          For
       REJECT)(ABSTAIN VOTES DO NOT COUNT).

2.     OPT-OUT: OPT OUT OF TRANSFERING ITS                       Mgmt          Against
       PRESERVED NOTEHOLDER CLAIMS TO THE ALPHA
       NOTEHOLDER CLAIMS TRUST (FOR = OPT OUT,
       AGAINST OR ABSTAIN = DO NOT OPT OUT)

3.     OPT-OUT: OPT OUT OF THE RELEASES IN ARTICLE               Mgmt          Against
       X.B OF THE PLAN (FOR = OPT OUT, AGAINST OR
       ABSTAIN = DO NOT OPT OUT).




--------------------------------------------------------------------------------------------------------------------------
 ALPHA HOLDING S.A. DE C.V.                                                                  Agenda Number:  935548252
--------------------------------------------------------------------------------------------------------------------------
        Security:  02074AAB0
    Meeting Type:  Consent
    Meeting Date:  09-Mar-2022
          Ticker:
            ISIN:  US02074AAB08
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     VOTE ON THE PLAN (FOR = ACCEPT, AGAINST =                 Mgmt          For
       REJECT)(ABSTAIN VOTES DO NOT COUNT).

2.     OPT-OUT: OPT OUT OF TRANSFERING ITS                       Mgmt          Against
       PRESERVED NOTEHOLDER CLAIMS TO THE ALPHA
       NOTEHOLDER CLAIMS TRUST (FOR = OPT OUT,
       AGAINST OR ABSTAIN = DO NOT OPT OUT).

3.     OPT-OUT: OPT OUT OF THE RELEASES IN ARTICLE               Mgmt          Against
       X.B OF THE PLAN (FOR = OPT OUT, AGAINST OR
       ABSTAIN = DO NOT OPT OUT).




--------------------------------------------------------------------------------------------------------------------------
 CARLSON TRAVEL INC                                                                          Agenda Number:  935504591
--------------------------------------------------------------------------------------------------------------------------
        Security:  14282LAF0
    Meeting Type:  Consent
    Meeting Date:  01-Nov-2021
          Ticker:
            ISIN:  US14282LAF04
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     VOTE ON THE PLAN. SELECT "FOR" TO ACCEPT                  Mgmt          Against
       THE PLAN SELECT "AGAINST" TO REJECT THE
       PLAN. ABSTAIN IS NOT A VALID VOTING OPTION
       AND WILL NOT COUNT.

2.     OPT OUT OF THE THIRD-PARTY RELEASE. (FOR =                Mgmt          Against
       OPT OUT, AGAINST OR ABSTAIN = DO NOT OPT
       OUT)



--------------------------------------------------------------------------------------------------------------------------
 JPMORGAN TR II                                                                              Agenda Number:  935492671
--------------------------------------------------------------------------------------------------------------------------
        Security:  4812C2270
    Meeting Type:  Special
    Meeting Date:  23-Nov-2021
          Ticker:  MGMXX
            ISIN:  US4812C22704
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       John F. Finn                                              Mgmt          For                            For
       Stephen P. Fisher                                         Mgmt          For                            For
       Gary L. French                                            Mgmt          For                            For
       Kathleen M. Gallagher                                     Mgmt          For                            For
       Robert J. Grassi                                          Mgmt          For                            For
       Frankie D. Hughes                                         Mgmt          For                            For
       Raymond Kanner                                            Mgmt          For                            For
       Thomas P. Lemke                                           Mgmt          For                            For
       Lawrence Maffia                                           Mgmt          For                            For
       Mary E. Martinez                                          Mgmt          For                            For
       Marilyn McCoy                                             Mgmt          For                            For
       Dr. Robert A. Oden, Jr.                                   Mgmt          For                            For
       Marian U. Pardo                                           Mgmt          For                            For
       Emily A. Youssouf                                         Mgmt          For                            For
       Robert F. Deutsch                                         Mgmt          For                            For
       Nina O. Shenker                                           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MORGAN STANLEY INSTITUTIONAL LIQUIDITY                                                      Agenda Number:  935543391
--------------------------------------------------------------------------------------------------------------------------
        Security:  61747C707
    Meeting Type:  Special
    Meeting Date:  31-Mar-2022
          Ticker:  MVRXX
            ISIN:  US61747C7074
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Nancy C. Everett                                          Mgmt          For                            For
       Jakki L. Haussler                                         Mgmt          For                            For
       Patricia A. Maleski                                       Mgmt          For                            For
       Frances L. Cashman                                        Mgmt          For                            For
       Eddie A. Grier                                            Mgmt          For                            For



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         DoubleLine Yield Opportunities Fund
By (Signature)       /s/ Ronald R Redell
Name                 Ronald R Redell
Title                President and Chief Executive Officer
Date                 08/30/2022